Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
18. Property, plant and equipment

(Euro thousands)	Land	Buildings	Machinery and equipment	Leasehold improvements	Office equipment	Tangible fixed assets in progress	Other	Total

Historical cost
At January 1, 2021	1,884	23,305	78,518	64,747	42,351	773	1,390	212,968
Additions	—	404	403	6,543	414	410	41	8,215
Business combination	2,717	25,092	2,091	10,685	4,063	99	1,380	46,127
Disposals	—	(560)	(1,906)	(6,613)	(1,990)	—	(136)	(11,205)
Transfer from tangible fixed assets in progress	—	—	33	535	38	(606)	—	—
Net foreign exchange differences	117	1,050	3,482	3,782	1,445	43	32	9,951

At December 31, 2021	4,718	49,291	82,621	79,679	46,321	719	2,707	266,056
Additions	—	3,767	1,512	8,406	1,744	3,990	85	19,504
Disposals	—	(685)	(2,431)	(11,828)	(3,153)	—	(81)	(18,178)
Transfer from tangible fixed assets in progress	—	—	228	2,041	305	(2,574)	—	—
Net foreign exchange differences	92	675	2,567	1,996	741	9	21	6,101

At December 31 , 2022	4,810	53,048	84,497	80,294	45,958	2,144	2,732	273,483

Depreciation and impairment
At January 1, 2021	—	(17,255)	(75,257)	(53,390)	(38,832)	—	(1,355)	(186,089)
Depreciation	—	(1,330)	(1,231)	(3,471)	(2,051)	—	(52)	(8,135)
Business combination	—	(18,144)	(2,089)	(8,967)	(3,018)	—	(1,288)	(33,506)
Impairment losses	—	—	(91)	(108)	(8)	—	—	(207)
Disposals	—	346	1,905	5,955	1,754	—	136	10,096
Net foreign exchange differences	—	(494)	(3,336)	(2,477)	(1,312)	—	(32)	(7,651)

At December 31, 2021	—	(36,877)	(80,099)	(62,458)	(43,467)	—	(2,591)	(225,492)
Depreciation	—	(1,777)	(1,422)	(6,292)	(1,975)	—	(64)	(11,530)
Impairment losses	—	(332)	—	(283)	337	—	—	(278)
Disposals	—	593	2,389	10,276	2,747	—	51	16,056
Net foreign exchange differences	—	(510)	(2,552)	(1,758)	(599)	—	(19)	(5,438)

At December 31 , 2022	—	(38,903)	(81,684)	(60,515)	(42,957)	—	(2,623)	(226,682)

Carrying amount
At January 1, 2021	1,884	6,050	3,261	11,357	3,519	773	35	26,879

At December 31, 2021	4,718	12,414	2,522	17,221	2,854	719	116	40,564

At December 31, 2022	4,810	14,145	2,813	19,779	3,001	2,144	109	46,801